THE ALGER INSTITUTIONAL FUNDS
QUARTERLY REPORT
July 31, 2026 (UNAUDITED)

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments July 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—92.8%
ADVERTISING & MARKETING—1.6%
AppLovin Corp., Cl. A*	138,181	$ 54,705,858
AEROSPACE & DEFENSE—0.9%
HEICO Corp.	38,300	13,648,588
HEICO Corp., Cl. A	69,694	17,930,872

		31,579,460
APPLICATION SOFTWARE—0.9%
Shopify, Inc., Cl. A*	109,974	12,883,454
Veeva Systems, Inc., Cl. A*	94,189	19,193,835

		32,077,289
ASSET MANAGEMENT—1.3%
IREN Ltd.*	591,756	21,776,621
Robinhood Markets, Inc., Cl. A*	270,520	23,416,211

		45,192,832
AUTOMOTIVE—1.9%
Tesla, Inc.*	212,586	66,158,889
BIOTECHNOLOGY & PHARMACEUTICALS—5.5%
Abivax SA ADR*	259,984	32,477,201
Arrowhead Pharmaceuticals, Inc.*	345,350	29,233,877
Ascendis Pharma A/S*	24,615	6,003,845
Biogen, Inc.*	90,930	18,454,243
Cogent Biosciences, Inc.*	106,554	4,148,147
Dianthus Therapeutics, Inc.*	125,604	13,429,580
Eli Lilly & Co.	14,713	16,902,883
Merck & Co., Inc.	183,267	23,861,363
Novo Nordisk A/S, Cl. B ADR	569,175	26,796,759
Revolution Medicines, Inc.*	53,386	10,011,477
Roivant Sciences Ltd.*	276,026	9,360,042

		190,679,417
CABLE & SATELLITE—1.3%
Space Exploration Technologies Corp., Cl. A*	417,724	45,268,750
CHEMICALS—0.1%
DuPont de Nemours, Inc.	26,717	3,660,229
COMMERCIAL SUPPORT SERVICES—0.9%
GFL Environmental, Inc.	712,953	29,459,218
E-COMMERCE DISCRETIONARY—5.9%
Amazon.com, Inc.*	563,707	153,091,547
MercadoLibre, Inc.*	10,709	20,110,967
Sea Ltd., Cl. A ADR*	296,519	31,650,438

		204,852,952
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—92.8% (CONT.)
ELECTRIC UTILITIES—1.7%
Talen Energy Corp.*	172,203	$ 57,533,022
ELECTRICAL EQUIPMENT—2.1%
Bloom Energy Corp., Cl. A*	27,949	5,752,184
Forgent Power Solutions, Inc., Cl. A*	571,600	19,017,132
GE Vernova, Inc.	33,079	32,757,803
Vertiv Holdings Co., Cl. A	55,445	13,393,848

		70,920,967
ENTERTAINMENT CONTENT—1.3%
Netflix, Inc.*	252,954	18,139,331
Roku, Inc., Cl. A*	194,587	28,217,061

		46,356,392
HEALTH CARE FACILITIES & SERVICES—1.1%
Cardinal Health, Inc.	74,234	17,076,047
UnitedHealth Group, Inc.	48,782	20,215,261

		37,291,308
HOME & OFFICE PRODUCTS—0.2%
SharkNinja, Inc.*	48,400	7,829,668
INFRASTRUCTURE SOFTWARE—14.5%
Cloudflare, Inc., Cl. A*	38,674	10,789,273
Microsoft Corp.	636,956	296,006,192
MongoDB, Inc., Cl. A*	22,409	7,562,589
Nebius Group NV, Cl. A*	619,595	117,977,084
ServiceNow, Inc.*	143,800	15,994,874
Snowflake, Inc.*	109,701	32,173,109
Twilio, Inc., Cl. A*	100,816	19,896,038

		500,399,159
INTERNET MEDIA & SERVICES—9.9%
Alphabet, Inc., Cl. C	507,652	181,054,086
Anthropic PBC, Series G(a),*,@	36,700	21,616,300
Meta Platforms, Inc., Cl. A	238,598	132,829,893
Reddit, Inc., Cl. A*	32,862	4,622,697

		340,122,976
MEDICAL EQUIPMENT & DEVICES—2.3%
Intuitive Surgical, Inc.*	11,943	4,219,821
Natera, Inc.*	148,641	39,800,114
Repligen Corp.*	68,596	9,672,722
Thermo Fisher Scientific, Inc.	43,067	24,733,378

		78,426,035
METALS & MINING—0.4%
Cameco Corp.	38,381	3,315,351
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—92.8% (CONT.)
METALS & MINING—0.4% (CONT.)
Freeport-McMoRan, Inc.	157,423	$ 9,859,402

		13,174,753
RENEWABLE ENERGY—0.3%
SOLV Energy, Inc., Cl. A*	336,207	9,558,365
RETAIL - DISCRETIONARY—0.9%
QXO, Inc.*	2,358,369	31,366,308
SEMICONDUCTOR MANUFACTURING—5.7%
GlobalFoundries, Inc.	244,208	12,207,958
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	455,693	184,213,895

		196,421,853
SEMICONDUCTOR DEVICES—19.3%
Advanced Micro Devices, Inc.*	88,188	41,990,716
Astera Labs, Inc.*	149,913	46,657,423
Broadcom, Inc.	278,569	108,441,341
Micron Technology, Inc.	52,502	43,210,721
NVIDIA Corp.	2,039,113	409,351,935
SK hynix, Inc.	14,807	16,815,654

		666,467,790
SPECIALTY FINANCE—1.1%
Figure Technology Solutions, Inc., Cl. A*	527,091	13,129,837
Rocket Cos., Inc., Cl. A*	699,961	9,029,497
S&P Global, Inc.	19,712	8,119,964
Visa, Inc., Cl. A	16,617	6,083,982

		36,363,280
TECHNOLOGY HARDWARE—11.7%
Apple, Inc.	630,772	194,851,778
Lumentum Holdings, Inc.*	36,165	25,819,640
Nokia Oyj ADR	953,796	8,717,695
Seagate Technology Holdings PLC	24,866	21,288,529
Western Digital Corp.	280,752	152,964,920

		403,642,562
TOTAL COMMON STOCKS (Cost $1,409,492,763)		3,199,509,332
PREFERRED STOCKS—4.1%
APPLICATION SOFTWARE—2.8%
Databricks, Inc., Series J(a),*,@	239,567	57,666,173
Databricks, Inc., Series K(a),*,@	4,447	1,070,437
Databricks, Inc., Series L(a),*,@	41,665	10,029,182
Open AI Group PBC, Series C(a),*,@	9,658	6,641,680
SB Technology, Inc., Series E(a),*,@	365,046	13,156,258
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—4.1% (CONT.)
APPLICATION SOFTWARE—2.8% (CONT.)
SB Technology, Inc., Series F(a),*,@	181,378	$ 7,505,422

		96,069,152
MACHINERY—1.3%
Apptronik, Inc., Series A-X1(a),*,@	231,892	8,547,539
Figure AI, Inc., Series C(a),*,@	192,905	37,589,468

		46,137,007
TOTAL PREFERRED STOCKS (Cost $97,343,127)		142,206,159
REAL ESTATE INVESTMENT TRUSTS—0.4%
REIT—0.4%
Welltower, Inc.	51,414	12,053,498
(Cost $10,606,136)		12,053,498
SPECIAL PURPOSE VEHICLES—3.0%
AEROSPACE & DEFENSE—0.4%
Disruptive Technology Solutions LVI, LLC (investing in Helsing GmbH Series E preferred shares)(a),*,@		14,377,100
APPLICATION SOFTWARE—0.9%
2026 VDC LP (invested in VAST Data, Inc. ordinary shares, and Series B and Series F preferred shares)(a),(b),*,@		29,677,478
INTERNET MEDIA & SERVICES—1.7%
Disruptive Technology Solutions LI, LLC (invested in Reflection AI, Inc. Series B-1, and B-2, and C preferred shares)(a),*,@		57,970,378
TOTAL SPECIAL PURPOSE VEHICLES (Cost $84,501,272)		102,024,956

Total Investments (Cost $1,601,943,298)	100.3%	$3,455,793,945
Affiliated Securities (Cost $30,062,676)		29,677,478
Unaffiliated Securities (Cost $1,571,880,622)		3,426,116,467
Liabilities in Excess of Other Assets	(0.3)%	(9,549,252)
NET ASSETS	100.0%	$3,446,244,693

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees. See Note 3 - Fair Value Measurements.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2026
2026 VDC LP	3/2/26, 4/1/26	$30,062,676	$29,677,478	0.9%
Anthropic PBC, Series G	3/31/26	9,510,306	21,616,300	0.6%
Apptronik, Inc., Series A-X1	1/29/26	8,572,398	8,547,539	0.2%
Databricks, Inc., Series J	12/17/24	22,159,947	57,666,173	1.7%
Databricks, Inc., Series K	9/8/25	667,050	1,070,437	0.0%
Databricks, Inc., Series L	12/16/25	7,916,350	10,029,182	0.3%
Disruptive Technology Solutions LI, LLC	11/4/25, 4/28/26	39,594,240	57,970,378	1.7%
Disruptive Technology Solutions LVI, LLC	7/2/26	14,844,356	14,377,100	0.4%
Figure AI, Inc., Series C	11/18/25, 6/10/26	37,603,280	37,589,468	1.1%
Open AI Group PBC, Series C	3/31/26	6,641,680	6,641,680	0.2%
SB Technology, Inc., Series E	10/23/24	6,282,442	13,156,258	0.4%
SB Technology, Inc., Series F	5/22/26	7,499,980	7,505,422	0.2%
Total		$191,354,705	$265,847,415	7.7%
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND
Schedule of Investments July 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—91.9%
ADVERTISING & MARKETING—1.6%
AppLovin Corp., Cl. A*	278,876	$ 110,407,008
AEROSPACE & DEFENSE—0.9%
HEICO Corp., Cl. A	259,082	66,656,617
ASSET MANAGEMENT—1.8%
IREN Ltd.*	1,796,173	66,099,166
Robinhood Markets, Inc., Cl. A*	753,996	65,265,894

		131,365,060
AUTOMOTIVE—1.9%
Tesla, Inc.*	428,942	133,491,040
BIOTECHNOLOGY & PHARMACEUTICALS—4.3%
Abivax SA ADR*	607,577	75,898,519
Arrowhead Pharmaceuticals, Inc.*	762,514	64,546,810
Biogen, Inc.*	203,257	41,251,008
Dianthus Therapeutics, Inc.*	397,027	42,450,127
Novo Nordisk A/S, Cl. B ADR	1,774,107	83,524,958

		307,671,422
CABLE & SATELLITE—1.2%
Space Exploration Technologies Corp., Cl. A*	809,293	87,703,082
COMMERCIAL SUPPORT SERVICES—1.3%
GFL Environmental, Inc.	2,273,516	93,941,681
E-COMMERCE DISCRETIONARY—7.1%
Amazon.com, Inc.*	1,273,239	345,786,248
MercadoLibre, Inc.*	28,016	52,612,647
Sea Ltd., Cl. A ADR*	1,033,517	110,317,604

		508,716,499
ELECTRIC UTILITIES—2.5%
NRG Energy, Inc.	255,535	34,315,795
Talen Energy Corp.*	436,044	145,682,301

		179,998,096
ELECTRICAL EQUIPMENT—2.3%
Forgent Power Solutions, Inc., Cl. A*	2,257,937	75,121,564
GE Vernova, Inc.	90,256	89,379,614

		164,501,178
ENTERTAINMENT CONTENT—0.9%
Roku, Inc., Cl. A*	454,727	65,939,962
HOME & OFFICE PRODUCTS—0.4%
SharkNinja, Inc.*	171,500	27,743,555
INFRASTRUCTURE SOFTWARE—13.0%
Microsoft Corp.	1,183,046	549,785,137
MongoDB, Inc., Cl. A*	45,992	15,521,380
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—91.9% (CONT.)
INFRASTRUCTURE SOFTWARE—13.0% (CONT.)
Nebius Group NV, Cl. A*	1,249,621	$ 237,940,335
Snowflake, Inc.*	285,232	83,652,841
Twilio, Inc., Cl. A*	206,712	40,794,613

		927,694,306
INTERNET MEDIA & SERVICES—10.8%
Alphabet, Inc., Cl. C	1,200,416	428,128,366
Anthropic PBC, Series G(a),*,@	170,443	100,390,927
Meta Platforms, Inc., Cl. A	430,821	239,842,359

		768,361,652
MEDICAL EQUIPMENT & DEVICES—2.0%
Natera, Inc.*	327,884	87,794,220
Thermo Fisher Scientific, Inc.	97,880	56,212,484

		144,006,704
RETAIL - DISCRETIONARY—1.7%
QXO, Inc.*	9,061,509	120,518,070
SEMICONDUCTOR MANUFACTURING—5.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	888,996	359,376,633
SEMICONDUCTOR DEVICES—21.6%
Advanced Micro Devices, Inc.*	201,309	95,853,280
Astera Labs, Inc.*	264,989	82,472,526
Broadcom, Inc.	647,956	252,236,312
Micron Technology, Inc.	146,465	120,545,089
NVIDIA Corp.	4,775,746	958,731,010
SK hynix, Inc. ADR*	195,098	28,041,436

		1,537,879,653
SPECIALTY FINANCE—1.1%
Figure Technology Solutions, Inc., Cl. A*	2,176,652	54,220,401
Rocket Cos., Inc., Cl. A*	1,556,261	20,075,767

		74,296,168
TECHNOLOGY HARDWARE—10.5%
Apple, Inc.	914,641	282,541,752
Lumentum Holdings, Inc.*	108,898	77,746,638
Seagate Technology Holdings PLC	96,169	82,333,166
Western Digital Corp.	558,393	304,234,842

		746,856,398
TOTAL COMMON STOCKS (Cost $4,808,552,352)		6,557,124,784
PREFERRED STOCKS—3.8%
APPLICATION SOFTWARE—2.6%
Databricks, Inc., Series J(a),*,@	552,095	132,894,787
Databricks, Inc., Series K(a),*,@	10,005	2,408,304
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—3.8% (CONT.)
APPLICATION SOFTWARE—2.6% (CONT.)
Databricks, Inc., Series L(a),*,@	9,809	$ 2,361,124
SB Technology, Inc., Series E(a),*,@	1,317,338	47,476,862

		185,141,077
MACHINERY—1.2%
Figure AI, Inc., Series C(a),*,@	424,019	82,624,342
TOTAL PREFERRED STOCKS (Cost $159,759,336)		267,765,419
SPECIAL PURPOSE VEHICLES—4.2%
APPLICATION SOFTWARE—1.4%
2026 VDC LP (invested in VAST Data, Inc. ordinary shares, and Series B and Series F preferred shares)(a),(b),*,@		98,535,646
INTERNET MEDIA & SERVICES—2.8%
Disruptive Technology Solutions LI, LLC (invested in Reflection AI, Inc. Series B-1, and B-2, and C preferred shares)(a),(b),*,@		202,432,603
TOTAL SPECIAL PURPOSE VEHICLES (Cost $265,670,929)		300,968,249

Total Investments (Cost $5,233,982,617)	99.9%	$7,125,858,452
Affiliated Securities (Cost $265,670,929)		300,968,249
Unaffiliated Securities (Cost $4,968,311,688)		6,824,890,203
Other Assets in Excess of Liabilities	0.1%	8,810,045
NET ASSETS	100.0%	$7,134,668,497

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees. See Note 3 - Fair Value Measurements.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2026
2026 VDC LP	3/2/26, 4/1/26	$99,814,586	$98,535,646	1.4%
Anthropic PBC, Series G	3/31/26	44,167,985	100,390,927	1.4%
Databricks, Inc., Series J	12/17/24	51,068,787	132,894,787	1.9%
Databricks, Inc., Series K	9/8/25	1,500,750	2,408,304	0.0%
Databricks, Inc., Series L	12/16/25	1,863,710	2,361,124	0.0%
Disruptive Technology Solutions LI, LLC	11/4/25, 4/28/26	165,856,343	202,432,603	2.8%
Figure AI, Inc., Series C	11/18/25, 6/10/26	82,654,702	82,624,342	1.2%
SB Technology, Inc., Series E	10/23/24, 12/18/24	22,671,387	47,476,862	0.7%
Total		$469,598,250	$669,124,595	9.4%
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—94.8%
AEROSPACE & DEFENSE—5.9%
Axon Enterprise, Inc.*	1,701	$ 897,720
FTAI Aviation Ltd.	5,385	1,109,310
HEICO Corp.	2,656	946,492
Karman Holdings, Inc.*	2,852	137,324
Rocket Lab Corp.*	3,655	237,392

		3,328,238
APPLICATION SOFTWARE—3.7%
Guidewire Software, Inc.*	6,582	1,000,069
The Descartes Systems Group, Inc.*	13,961	1,048,482

		2,048,551
ASSET MANAGEMENT—4.8%
Ares Management Corp., Cl. A	8,383	1,073,779
IREN Ltd.*	10,360	381,248
Robinhood Markets, Inc., Cl. A*	14,149	1,224,737

		2,679,764
BEVERAGES—1.6%
Celsius Holdings, Inc.*	31,608	923,270
BIOTECHNOLOGY & PHARMACEUTICALS—2.6%
Abivax SA ADR*	6,481	809,606
Arrowhead Pharmaceuticals, Inc.*	3,847	325,649
Vaxcyte, Inc.*	5,486	296,683

		1,431,938
COMMERCIAL SUPPORT SERVICES—3.1%
GFL Environmental, Inc.	42,700	1,764,364
CONSTRUCTION MATERIALS—0.4%
Martin Marietta Materials, Inc.	463	243,140
ELECTRIC UTILITIES—2.9%
Talen Energy Corp.*	2,995	1,000,630
Vistra Corp.	4,295	636,476

		1,637,106
ELECTRICAL EQUIPMENT—4.7%
Amphenol Corp., Cl. A	4,932	792,572
Forgent Power Solutions, Inc., Cl. A*	9,048	301,027
Novanta, Inc.*	5,334	760,362
Vertiv Holdings Co., Cl. A	3,218	777,372

		2,631,333
ENGINEERING & CONSTRUCTION—2.9%
Comfort Systems USA, Inc.	932	1,612,071
HEALTH CARE FACILITIES & SERVICES—3.0%
Cardinal Health, Inc.	4,168	958,765
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—94.8% (CONT.)
HEALTH CARE FACILITIES & SERVICES—3.0% (CONT.)
Oscar Health, Inc., Cl. A*	22,997	$ 717,966

		1,676,731
HOUSEHOLD PRODUCTS—0.8%
e.l.f. Beauty, Inc.*	5,144	426,386
INDUSTRIAL INTERMEDIATE PRODUCTION—2.8%
RBC Bearings, Inc.*	2,870	1,582,260
INDUSTRIAL SUPPORT SERVICES—0.5%
EquipmentShare.com, Inc., Cl. A*	15,938	298,838
INFRASTRUCTURE SOFTWARE—12.7%
Cloudflare, Inc., Cl. A*	7,812	2,179,392
Datadog, Inc., Cl. A*	3,466	928,784
MongoDB, Inc., Cl. A*	2,263	763,717
Nebius Group NV, Cl. A*	4,042	769,637
Snowflake, Inc.*	5,542	1,625,358
Twilio, Inc., Cl. A*	4,329	854,328

		7,121,216
INSURANCE—1.6%
Intact Financial Corp.	2,599	510,308
Ryan Specialty Holdings, Inc., Cl. A	8,934	394,525

		904,833
INTERNET MEDIA & SERVICES—2.4%
Spotify Technology SA*	2,634	1,316,842
LEISURE FACILITIES & SERVICES—7.9%
Chipotle Mexican Grill, Inc.*	20,372	758,246
Hilton Worldwide Holdings, Inc.	3,621	1,160,494
TKO Group Holdings, Inc., Cl. A	5,402	982,138
Viking Holdings Ltd.*	14,578	1,521,214

		4,422,092
MEDICAL EQUIPMENT & DEVICES—9.8%
Guardant Health, Inc.*	4,612	747,098
IDEXX Laboratories, Inc.*	1,267	708,342
Natera, Inc.*	4,984	1,334,516
Repligen Corp.*	9,820	1,384,718
West Pharmaceutical Services, Inc.	3,915	1,334,858

		5,509,532
REAL ESTATE SERVICES—1.8%
CBRE Group, Inc., Cl. A*	6,862	1,007,410
RETAIL - DISCRETIONARY—7.6%
Burlington Stores, Inc.*	3,483	1,283,416
Carvana Co.*	13,743	857,013
O'Reilly Automotive, Inc.*	14,266	1,274,667
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—94.8% (CONT.)
RETAIL - DISCRETIONARY—7.6% (CONT.)
QXO, Inc.*	63,190	$ 840,427

		4,255,523
SEMICONDUCTOR MANUFACTURING—1.6%
Onto Innovation, Inc.*	783	202,468
Teradyne, Inc.	1,893	696,037

		898,505
SEMICONDUCTOR DEVICES—3.2%
Astera Labs, Inc.*	2,411	750,376
Monolithic Power Systems, Inc.	717	1,022,463

		1,772,839
SPECIALTY FINANCE—3.1%
Figure Technology Solutions, Inc., Cl. A*	8,656	215,621
Rocket Cos., Inc., Cl. A*	31,841	410,749
Verisk Analytics, Inc.	5,557	1,082,781

		1,709,151
TECHNOLOGY HARDWARE—2.5%
Lumentum Holdings, Inc.*	511	364,823
Western Digital Corp.	1,851	1,008,499

		1,373,322
TRANSPORTATION & LOGISTICS—0.9%
Saia, Inc.*	1,389	482,858
TOTAL COMMON STOCKS (Cost $41,549,918)		53,058,113
PREFERRED STOCKS—1.5%
APPLICATION SOFTWARE—1.0%
SB Technology, Inc., Series E(a),*,@	16,281	586,767
MACHINERY—0.5%
Apptronik, Inc., Series A-X1(a),*,@	3,171	116,883
Figure AI, Inc., Series C(a),*,@	711	138,546

		255,429
TOTAL PREFERRED STOCKS (Cost $536,014)		842,196
REAL ESTATE INVESTMENT TRUSTS—2.1%
REIT—2.1%
American Healthcare REIT, Inc.	21,386	1,189,062
(Cost $1,125,685)		1,189,062
RIGHTS—0.0%
BIOTECHNOLOGY & PHARMACEUTICALS—0.0%
Tolero CDR(a),*,@	422,928	—
(Cost $226,186)		—
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
SPECIAL PURPOSE VEHICLES—1.7%
AEROSPACE & DEFENSE—0.3%
Disruptive Technology Solutions LVI, LLC (investing in Helsing GmbH Series E preferred shares)(a),*,@		$ 144,700
APPLICATION SOFTWARE—0.5%
2026 VDC LP (invested in VAST Data, Inc. ordinary shares, and Series B and Series F preferred shares)(a),(b),*,@		272,457
INTERNET MEDIA & SERVICES—0.9%
Disruptive Technology Solutions LI, LLC (invested in Reflection AI, Inc. Series B-1, and B-2, and C preferred shares)(a),*,@		534,302
TOTAL SPECIAL PURPOSE VEHICLES (Cost $730,084)		951,459
WARRANTS—0.0%
APPLICATION SOFTWARE—0.0%
Constellation Software, Inc., 3/31/40(a),*	638	—
(Cost $0)		—
SHORT-TERM SECURITIES—0.2%
MONEY MARKET FUNDS—0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.55%(c)	117,067	117,067
(Cost $117,067)		117,067

Total Investments (Cost $44,284,954)	100.3%	$56,157,897
Affiliated Securities (Cost $275,993)		272,457
Unaffiliated Securities (Cost $44,008,961)		55,885,440
Liabilities in Excess of Other Assets	(0.3)%	(143,993)
NET ASSETS	100.0%	$56,013,904

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees. See Note 3 - Fair Value Measurements.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of July 31, 2026.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2026
2026 VDC LP	3/2/26, 4/1/26	$275,993	$272,457	0.5%
Apptronik, Inc., Series A-X1	1/29/26	117,223	116,883	0.2%
Disruptive Technology Solutions LI, LLC	11/4/25,4/28/26	304,688	534,302	0.9%
Disruptive Technology Solutions LVI, LLC	7/2/26	149,403	144,700	0.3%
Figure AI, Inc., Series C	11/18/25	138,595	138,546	0.3%
SB Technology, Inc., Series E	10/23/24	280,196	586,767	1.0%
Tolero CDR	2/6/17	226,186	—	0.0%
Total		$1,492,284	$1,793,655	3.2%
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—92.3%
AEROSPACE & DEFENSE—4.6%
AeroVironment, Inc.*	2,059	$ 307,552
Archer Aviation, Inc., Cl. A*	33,204	154,067
Astronics Corp.*	4,338	301,448
Astronics Corp., Cl. B*	867	59,840
FTAI Aviation Ltd.	4,497	926,382
Joby Aviation, Inc.*	129,617	926,762
Karman Holdings, Inc.*	8,967	431,761
Loar Holdings, Inc.*	8,650	592,092
York Space Systems, Inc.*	308	4,537

		3,704,441
APPLICATION SOFTWARE—5.3%
DigitalOcean Holdings, Inc.*	3,375	396,562
Gemini Space Station, Inc., Cl. A*	445	1,736
Guidewire Software, Inc.*	4,781	726,425
HeartFlow, Inc.*	7,394	186,551
Manhattan Associates, Inc.*	3,701	708,223
nCino, Inc.*	18,175	335,511
Planet Labs PBC, Cl. A*	9,013	184,586
Q2 Holdings, Inc.*	12,716	774,023
SPS Commerce, Inc.*	9,577	702,856
Vertex, Inc., Cl. A*	19,459	251,216

		4,267,689
ASSET MANAGEMENT—1.6%
Core Scientific, Inc.*	10,022	207,656
Hamilton Lane, Inc., Cl. A	961	85,442
Riot Platforms, Inc.*	12,657	255,292
TeraWulf, Inc.*	40,177	709,526

		1,257,916
BEVERAGES—0.3%
Celsius Holdings, Inc.*	7,438	217,264
BIOTECHNOLOGY & PHARMACEUTICALS—15.9%
Abivax SA ADR*	11,271	1,407,974
Absci Corp.*	186,493	1,450,916
Arrowhead Pharmaceuticals, Inc.*	16,012	1,355,416
Belite Bio, Inc. ADR*	248	39,335
Cogent Biosciences, Inc.*	25,796	1,004,238
Definium Therapeutics, Inc.*	16,231	706,373
Dianthus Therapeutics, Inc.*	974	104,140
Erasca, Inc.*	50,518	916,902
First Tracks Biotherapeutics, Inc.*	12,853	566,046
Forte Biosciences, Inc.*	46,345	3,550,027
Insmed, Inc.*	10,372	1,022,679
Silence Therapeutics PLC ADR*	41,292	433,153
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—92.3% (CONT.)
BIOTECHNOLOGY & PHARMACEUTICALS—15.9% (CONT.)
uniQure NV*	6,443	$ 281,108

		12,838,307
CHEMICALS—0.5%
Balchem Corp.	579	97,014
Perimeter Solutions, Inc.*	11,133	340,781

		437,795
COMMERCIAL SUPPORT SERVICES—1.3%
Casella Waste Systems, Inc., Cl. A*	5,246	470,619
Legence Corp., Cl. A*	8,420	538,290

		1,008,909
CONSUMER SERVICES—0.6%
Universal Technical Institute, Inc.*	11,712	460,399
ELECTRIC UTILITIES—0.5%
Fervo Energy Co., Cl. A*	439	9,895
IDACORP, Inc.	2,646	378,140

		388,035
ELECTRICAL EQUIPMENT—2.4%
Bloom Energy Corp., Cl. A*	1,999	411,414
Modine Manufacturing Co.*	2,455	493,602
nLIGHT, Inc.*	15,086	1,037,917

		1,942,933
ENGINEERING & CONSTRUCTION—4.4%
Cardinal Infrastructure Group, Inc., Cl. A*	20,831	1,289,231
Construction Partners, Inc., Cl. A*	2,177	224,993
Tutor Perini Corp.	24,126	2,020,552

		3,534,776
HEALTH CARE FACILITIES & SERVICES—2.3%
BrightSpring Health Services, Inc.*	5,574	332,824
GeneDx Holdings Corp., Cl. A*	11,056	719,856
NeoGenomics, Inc.*	53,883	823,871

		1,876,551
INDUSTRIAL INTERMEDIATE PRODUCTION—3.5%
RBC Bearings, Inc.*	3,770	2,078,439
Xometry, Inc., Cl. A*	8,925	765,051

		2,843,490
INDUSTRIAL SUPPORT SERVICES—0.8%
VSE Corp.	3,521	684,447
INFRASTRUCTURE SOFTWARE—1.7%
Nebius Group NV, Cl. A*	5,669	1,079,434
Netskope, Inc., Cl. A*	1,379	17,362
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—92.3% (CONT.)
INFRASTRUCTURE SOFTWARE—1.7% (CONT.)
Whitefiber, Inc.(a),*	13,111	$ 310,731

		1,407,527
INSTITUTIONAL FINANCIAL SERVICES—0.9%
Galaxy Digital, Inc., Cl. A*	14,660	308,006
Moelis & Co., Cl. A	5,797	388,863

		696,869
LEISURE FACILITIES & SERVICES—3.5%
Brinker International, Inc.*	5,898	1,260,403
Kura Sushi USA, Inc., Cl. A*	6,650	306,365
Life Time Group Holdings, Inc.*	12,007	541,516
Planet Fitness, Inc., Cl. A*	12,472	697,309

		2,805,593
MACHINERY—5.9%
CSW Industrials, Inc.	4,517	1,440,607
Federal Signal Corp.	7,337	916,758
Gates Industrial Corp., Ltd.*	84,951	2,376,929

		4,734,294
MEDICAL EQUIPMENT & DEVICES—18.0%
10X Genomics, Inc., Cl. A*	15,467	731,125
Adaptive Biotechnologies Corp.*	81,329	1,835,596
Alamar Biosciences, Inc.*	2,346	59,495
Axogen, Inc.*	24,583	1,037,648
BillionToOne, Inc., Cl. A*	6,629	918,779
CareDx, Inc.*	31,392	1,372,144
Glaukos Corp.*	6,534	1,089,348
Guardant Health, Inc.*	15,852	2,567,865
Impulse Dynamics PLC, Series A(b),*,@	1,756,939	100,146
Integer Holdings Corp.*	2,991	362,539
iRhythm Technologies, Inc.*	5,015	587,608
Lantheus Holdings, Inc.*	4,893	487,539
Natera, Inc.*	1,458	390,394
Neogen Corp.*	8,646	104,098
Repligen Corp.*	5,561	784,157
Tempus AI, Inc., Cl. A*	6,477	284,146
TransMedics Group, Inc.*	4,939	377,883
Twist Bioscience Corp.*	13,784	1,261,925
Veracyte, Inc.*	2,778	128,677

		14,481,112
OIL & GAS SERVICES & EQUIP—0.7%
Solaris Energy Infrastructure, Inc., Cl. A	10,542	541,964
RETAIL - CONSUMER STAPLES—1.1%
BJ's Wholesale Club Holdings, Inc.*	8,700	850,686
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—92.3% (CONT.)
RETAIL - DISCRETIONARY—3.7%
Abercrombie & Fitch Co., Cl. A*	1,654	$ 164,639
Aritzia, Inc.*	6,414	639,089
Victoria's Secret & Co.*	24,567	2,178,602

		2,982,330
SEMICONDUCTOR DEVICES—2.7%
Credo Technology Group Holding Ltd.*	771	159,589
Impinj, Inc.*	5,681	859,876
Semtech Corp.*	2,205	259,793
SiTime Corp.*	984	526,637
Universal Display Corp.	5,057	405,369

		2,211,264
SPECIALTY FINANCE—4.4%
Chime Financial, Inc., Cl. A*	146,623	3,370,863
MarketAxess Holdings, Inc.	892	144,771

		3,515,634
TECHNOLOGY HARDWARE—2.0%
Enovix Corp.(a),*	65,355	267,302
InterDigital, Inc.	4,303	1,311,662

		1,578,964
TELECOMMUNICATIONS—1.1%
GDS Holdings Ltd. ADR*	26,754	875,926
TRANSPORTATION & LOGISTICS—2.6%
CryoPort, Inc.*	86,772	1,309,390
Saia, Inc.*	2,340	813,454

		2,122,844
TOTAL COMMON STOCKS (Cost $58,351,468)		74,267,959
PREFERRED STOCKS—0.2%
MEDICAL EQUIPMENT & DEVICES—0.2%
Impulse Dynamics PLC, Series F-3(b),*,@	2,914,012	192,325
(Cost $152,451)		192,325
RIGHTS—0.0%
BIOTECHNOLOGY & PHARMACEUTICALS—0.0%
Fusion Pharmaceuticals, Inc. CVR(b),*,@	31,282	35,348
Mirati Therapeutics, Inc. CVR(b),*,@	5,478	6,300
Tolero CDR(b),*,@	528,559	—

		41,648
TOTAL RIGHTS (Cost $285,726)		41,648
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
SPECIAL PURPOSE VEHICLES—1.3%
INTERNET MEDIA & SERVICES—1.3%
Disruptive Technology Solutions LI, LLC (invested in Reflection AI, Inc. Series B-1, and B-2 preferred shares)(b),*,@		$ 1,014,487
(Cost $415,065)		1,014,487
SHORT-TERM SECURITIES—7.0%
MONEY MARKET FUNDS—7.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.55%(c),(d)	5,651,164	5,651,164
(Cost $5,651,164)		5,651,164

Total Investments (Cost $64,855,874)	100.8%	$81,167,583
Unaffiliated Securities (Cost $64,855,874)		81,167,583
Liabilities in Excess of Other Assets	(0.8)%	(670,119)
NET ASSETS	100.0%	$80,497,464

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights
CVR	Contingent Value Rights

(a)	All or portion of security is on loan.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees. See Note 3 - Fair Value Measurements.
(c)	Rate shown reflects 7-day effective yield as of July 31, 2026.
(d)	$446,160 of this security represents cash collateral received in connection with security lending agreements.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2026
Disruptive Technology Solutions LI, LLC	11/4/25	$415,065	$1,014,487	1.3%
Fusion Pharmaceuticals, Inc. CVR	6/5/24	—	35,348	0.0%
Impulse Dynamics PLC, Series A	2/11/22	1,756,940	100,145	0.2%
Impulse Dynamics PLC, Series F-3	2/5/24	152,451	192,325	0.2%
Mirati Therapeutics, Inc. CVR	1/24/24	—	6,300	0.0%
Tolero CDR	2/6/17	285,726	—	0.0%
Total		$2,610,182	$1,348,605	1.7%
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Institutional Funds (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of  the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of  shares of  beneficial interest in four series – Alger Capital Appreciation Institutional Fund, Alger Focus Equity Fund, Alger Mid Cap Growth Institutional Fund and Alger Small Cap Growth Institutional Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of  long-term capital appreciation.
Each Fund offers one or more of  the following share classes: Class A, C, I, R, Y, Z and Z-2. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I, R, Y, Z and Z-2 shares are generally sold to institutional investors and are sold without an initial or deferred sales charge and Class Y, Z and Z-2 shares are generally subject to a minimum initial investment of $500,000. Class C shares will automatically convert to Class A shares on the fifth business day of  the month following the eighth anniversary of  the purchase date of  a shareholder’s Class C shares, without the imposition of  any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of  the Fund’s expenses other than a class expense.
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the "Board"). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), Fred Alger Management, LLC, the Funds' investment adviser (“Alger Management” or the “Investment Manager”), as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee reports its fair valuation determinations and related valuation information to the Board, at least quarterly. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds' own assumptions based on the best information available in these circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Each Fund's quantitative summary by Level can be found in Note 3.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)
The Funds' valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, bookings multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, transaction pricing, performance of comparable publicly traded securities, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the valuations that would have been assigned by the Funds had there been an active market for such securities.
NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of July 31, 2026 in valuing the Funds' investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, Alger Managements have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communications	$486,453,976	$464,837,676	$—	$21,616,300
Consumer Discretionary	310,207,817	310,207,817	—	—
Energy	9,558,365	9,558,365	—	—
Financials	81,556,112	81,556,112	—	—
Health Care	306,396,760	306,396,760	—	—
Industrials	131,959,645	131,959,645	—	—
Materials	16,834,982	16,834,982	—	—
Technology	1,799,008,653	1,782,192,999	16,815,654	—
Utilities	57,533,022	57,533,022	—	—
TOTAL COMMON STOCKS	$3,199,509,332	$3,161,077,378	$16,815,654	$21,616,300
PREFERRED STOCKS
Industrials	46,137,007	—	—	46,137,007
Technology	96,069,152	—	—	96,069,152
TOTAL PREFERRED STOCKS	$142,206,159	$—	$—	$142,206,159
REAL ESTATE INVESTMENT TRUSTS
Real Estate	12,053,498	12,053,498	—	—
SPECIAL PURPOSE VEHICLES
Communications	57,970,378	—	—	57,970,378
Industrials	14,377,100	—	—	14,377,100
Technology	29,677,478	—	—	29,677,478
TOTAL SPECIAL PURPOSE VEHICLES	$102,024,956	$—	$—	$102,024,956
TOTAL INVESTMENTS IN SECURITIES	$3,455,793,945	$3,173,130,876	$16,815,654	$265,847,415

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Focus Equity Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communications	$1,032,411,704	$932,020,777	$—	$100,390,927
Consumer Discretionary	790,469,164	790,469,164	—	—
Financials	205,661,228	205,661,228	—	—
Health Care	451,678,126	451,678,126	—	—
Industrials	325,099,476	325,099,476	—	—
Technology	3,571,806,990	3,571,806,990	—	—
Utilities	179,998,096	179,998,096	—	—
TOTAL COMMON STOCKS	$6,557,124,784	$6,456,733,857	$—	$100,390,927
PREFERRED STOCKS
Industrials	82,624,342	—	—	82,624,342
Technology	185,141,077	—	—	185,141,077
TOTAL PREFERRED STOCKS	$267,765,419	$—	$—	$267,765,419
SPECIAL PURPOSE VEHICLES
Communications	202,432,603	—	—	202,432,603
Technology	98,535,646	—	—	98,535,646
TOTAL SPECIAL PURPOSE VEHICLES	$300,968,249	$—	$—	$300,968,249
TOTAL INVESTMENTS IN SECURITIES	$7,125,858,452	$6,456,733,857	$—	$669,124,595

Alger Mid Cap Growth Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communications	$1,316,842	$1,316,842	$—	$—
Consumer Discretionary	8,677,615	8,677,615	—	—
Consumer Staples	1,349,656	1,349,656	—	—
Financials	5,293,748	5,293,748	—	—
Health Care	8,618,201	8,618,201	—	—
Industrials	11,699,962	11,699,962	—	—
Materials	243,140	243,140	—	—
Real Estate	1,007,410	1,007,410	—	—
Technology	13,214,433	13,214,433	—	—
Utilities	1,637,106	1,637,106	—	—
TOTAL COMMON STOCKS	$53,058,113	$53,058,113	$—	$—
PREFERRED STOCKS
Industrials	255,429	—	—	255,429
Technology	586,767	—	—	586,767
TOTAL PREFERRED STOCKS	$842,196	$—	$—	$842,196
REAL ESTATE INVESTMENT TRUSTS
Real Estate	1,189,062	1,189,062	—	—
RIGHTS
Health Care	— [1]	—	—	— [1]
SPECIAL PURPOSE VEHICLES
Communications	534,302	—	—	534,302

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Industrials	$144,700	$—	$—	$144,700
Technology	272,457	—	—	272,457
TOTAL SPECIAL PURPOSE VEHICLES	$951,459	$—	$—	$951,459
WARRANTS
Technology	— [2]	—	— [2]	—
SHORT-TERM INVESTMENTS
Money Market Funds	117,067	117,067	—	—
TOTAL INVESTMENTS IN SECURITIES	$56,157,897	$54,364,242	$—	$1,793,655

Alger Small Cap Growth Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communications	$875,926	$875,926	$—	$—
Consumer Discretionary	6,248,322	6,248,322	—	—
Consumer Staples	1,067,950	1,067,950	—	—
Energy	541,964	541,964	—	—
Financials	5,470,419	5,470,419	—	—
Health Care	29,195,970	29,095,824	—	100,146
Industrials	20,576,134	20,576,134	—	—
Materials	437,795	437,795	—	—
Technology	9,465,444	9,465,444	—	—
Utilities	388,035	388,035	—	—
TOTAL COMMON STOCKS	$74,267,959	$74,167,813	$—	$100,146
PREFERRED STOCKS
Health Care	192,325	—	—	192,325
RIGHTS
Health Care	41,648 [1]	—	—	41,648 [1]
SPECIAL PURPOSE VEHICLES
Communications	1,014,487	—	—	1,014,487
SHORT-TERM INVESTMENTS
Money Market Funds	5,651,164	5,651,164	—	—
TOTAL INVESTMENTS IN SECURITIES	$81,167,583	$79,818,977	$—	$1,348,606

[1]
Each of Alger Mid Cap Growth Institutional Fund's and Alger Small Cap Growth Institutional Fund's holdings of Tolero
CDRs are classified as a Level 3 investment and are fair valued at zero as of July 31, 2026.

[2]
Alger Mid Cap Growth Institutional Fund's holdings of Constellation Software, Inc. warrants expiring March 31, 2040, are classified as a Level 2 investment and are fair valued at zero as of July 31, 2026.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Common Stocks
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	12,105,994
Purchases and Sales/Distributions
Purchases	9,510,306
Sales/Distributions	—
Closing balance at July 31, 2026	21,616,300
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$12,105,994

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Preferred Stocks
Opening balance at November 1, 2025	$42,884,542
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	31,087,929
Purchases and Sales/Distributions
Purchases	68,233,688
Sales/Distributions	—
Closing balance at July 31, 2026	142,206,159
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$31,087,929

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Special Purpose Vehicles
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	17,523,684
Purchases and Sales/Distributions
Purchases	84,501,272
Sales/Distributions	—
Closing balance at July 31, 2026	102,024,956
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$17,523,684

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Focus Equity Fund	Common Stocks
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	56,222,942
Purchases and Sales/Distributions
Purchases	44,167,985
Sales/Distributions	—
Closing balance at July 31, 2026	100,390,927
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$56,222,942

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Focus Equity Fund	Preferred Stocks
Opening balance at November 1, 2025	$106,986,387
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	76,260,620
Purchases and Sales/Distributions
Purchases	84,518,412
Sales/Distributions	—
Closing balance at July 31, 2026	267,765,419
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$76,260,620

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Focus Equity Fund	Special Purpose Vehicles
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	35,297,320
Purchases and Sales/Distributions
Purchases	265,670,929
Sales/Distributions	—
Closing balance at July 31, 2026	300,968,249
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$35,297,320

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2025	$280,196
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	306,182
Purchases and Sales/Distributions
Purchases	255,818
Sales/Distributions	—
Closing balance at July 31, 2026	842,196
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$306,182

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2025	$—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2026	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$—

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Special Purpose Vehicles
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	221,375
Purchases and Sales/Distributions
Purchases	730,084
Sales/Distributions	—
Closing balance at July 31, 2026	951,459
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$221,375

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Common Stocks
Opening balance at November 1, 2025	$63,250
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	36,896
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2026	100,146
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$36,896

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2025	$166,098
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	26,227
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2026	192,325
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$26,227

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2025	$42,384*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(736)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2026	41,648*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$(736)

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Special Purpose Vehicles
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	599,422
Purchases and Sales/Distributions
Purchases	415,065
Sales/Distributions	—
Closing balance at July 31, 2026	1,014,487
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$599,422

*	Includes securities that are fair valued at zero during the period ended July 31, 2026.
The following table provides quantitative information about each Fund's Level 3 fair value measurements of its investments as of July 31, 2026. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Fund's fair value measurements at July 31, 2026.

	Fair Value July 31, 2026	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger Capital Appreciation Institutional Fund
Common Stocks	$21,616,300	Market Approach	Transaction Price	0%	N/A (a)
Preferred Stocks	75,407,472	Market Approach	Revenue Multiple	21.35x-26.75x	26.27x
	66,798,687	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 80.00%-90.00% 4.45%	0% 5 years 83.09% 4.45%
Special Purpose Vehicles	14,377,100	Market Approach	Transaction Price (b)	0%	N/A (a)
	29,677,478	Market Approach	Revenue Multiple	32.5x	N/A (a)
	57,970,378	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 90.00% 4.45%	N/A (a) N/A (a) N/A (a) N/A (a)

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value July 31, 2026	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger Focus Equity Fund
Common Stocks	$100,390,927	Market Approach	Transaction Price	0%	N/A (a)
Preferred Stocks	137,664,215	Market Approach	Revenue Multiple	26.75x	26.75x
	130,101,204	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 80.00%-90.00% 4.45%	0% 5 years 83.65% 4.45%
Special Purpose Vehicles	98,535,646	Market Approach	Revenue Multiple	32.5x	N/A (a)
	202,432,603	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 90.00% 4.45%	N/A (a) N/A (a) N/A (a) N/A (a)
Alger Mid Cap Growth Institutional Fund
Preferred Stocks	842,196	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 80.00%-90.00% 4.45%	0% 5 years 86.97% 4.45%
Rights	— *	Income Approach	Discount Rate Probability of Success	100% 0.00%	N/A (a) N/A (a)
Special Purpose Vehicles	144,700	Market Approach	Transaction Price (b)	0%	N/A (a)
	272,457	Market Approach	Revenue Multiple	32.5x	N/A (a)
	534,302	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 90.00% 4.45%	N/A (a) N/A (a) N/A (a) N/A (a)
Alger Small Cap Growth Institutional Fund
Common Stocks	100,146	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 1 year 80.00% 4.08%	N/A (a) N/A (a) N/A (a) N/A (a)
Preferred Stocks	192,325	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 1 year 80.00% 4.08%	N/A (a) N/A (a) N/A (a) N/A (a)
Rights	41,648 *	Income Approach	Discount Rate Probability of Success	0.00%-5.22% 0.00%-44.00%	5.22% 39.16%

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value July 31, 2026	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Special Purpose Vehicles	$1,014,487	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 90.00% 4.45%	N/A (a) N/A (a) N/A (a) N/A (a)

*	Tolero CDRs are classified as a Level 3 investment and are fair valued at zero as of July 31, 2026.
(a)	Each security type listed and respective valuation methodology and unobservable input, represents only one investment.
(b)
Fair value was determined based on the recent acquisition price (transaction price) as a best measure of fair value with no material changes in valuation assumptions since the acquisition date of July 2, 2026.

The significant unobservable inputs used in the fair value measurement of each Fund's securities include revenue, bookings, and EBITDA multiples, publicly traded comparable securities’ market value and revenue multiples, transaction pricing, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue, bookings, and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues, bookings, and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.  For the nine months ended July 31, 2026, Alger Management updated the valuation methodology used to value Impulse Dynamics PLC, Series A, Impulse Dynamics PLC, Series F-3, and SB Technology Inc., Series E to include the option pricing method which considers a wide range of exit values to calculate the valuation of these investments. There were no other changes in valuation methodology for any other Level 3 investments.
NOTE 4 — Affiliated Securities:

During the period ended July 31, 2026, as disclosed in the following table, certain Funds held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Fund(s) for purposes of the 1940 Act. Transactions during the period ended July 31, 2026 with such affiliated persons are summarized below. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Shares Held at October 31, 2025	Shares Purchased	Shares Sold	Shares Held at July 31, 2026	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at July 31, 2026
Alger Capital Appreciation Institutional Fund
Special Purpose Vehicles
2026 VDC LP [1]	—	—	—	—	$—	$—	$(385,198)	$29,677,478
Crosslink Ventures C, LLC, Cl. A [2]	—	—	—	—	—	—	1,787,186	—
Total	—	—	—	—	$—	$—	$1,401,988	$29,677,478

Security	Shares Held at October 31, 2025	Shares Purchased	Shares Sold	Shares Held at July 31, 2026	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at July 31, 2026
Alger Focus Equity Fund
Special Purpose Vehicles
2026 VDC LP [1]	—	—	—	—	$—	$—	$(1,278,940)	$98,535,646
Disruptive Technology Solutions LI, LLC	—	—	—	—	—	—	36,576,260	202,432,603
Total	—	—	—	—	$—	$—	$35,297,320	$300,968,249

Security	Shares Held at October 31, 2025	Shares Purchased	Shares Sold	Shares Held at July 31, 2026	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at July 31, 2026
Alger Mid Cap Growth Institutional Fund
Special Purpose Vehicles
2026 VDC LP [1]	—	—	—	—	$—	$—	$(3,536)	$272,457
Crosslink Ventures C, LLC, Cl. A [2]	—	—	—	—	—	—	319,659	—
Crosslink Ventures C, LLC, Cl. B [2]	—	—	—	—	—	—	129,929	—
Total	—	—	—	—	$—	$—	$446,052	$272,457

Security	Shares Held at October 31, 2025	Shares Purchased	Shares Sold	Shares Held at July 31, 2026	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at July 31, 2026
Alger Small Cap Growth Institutional Fund
Special Purpose Vehicles
Crosslink Ventures C, LLC, Cl. A [2]	—	—	—	—	$—	$—	$741,028	$—
Crosslink Ventures C, LLC, Cl. B [2]	—	—	—	—	—	—	187,676	—
Total	—	—	—	—	$—	$—	$928,704	$—
1The Alger Fund Complex and other entities managed by Alger Management owned greater than 25% of 2026 VDC LP.
2 Crosslink Ventures C, LLC liquidated and distributed shares of Chime Financial, Inc. Class A during the period, and is no longer deemed an affiliate of the Fund. Prior to the distribution of shares, the Alger Fund Complex and other entities managed by Alger Management fully owned Crosslink Ventures C, LLC, Class A and Crosslink Ventures C, LLC, Class B.